Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Potentially dilutive securities	60,067,702	33,457,084	42,880,885	35,660,831
Convertible Notes [Member]
Potentially dilutive securities	35,388,901	12,084,300	20,237,084	10,000,000
Stock Options [Member]
Potentially dilutive securities	3,941,301	6,135,284	3,941,301	6,145,044
Warrants [Member]
Potentially dilutive securities	20,737,500	15,237,500	18,702,500	19,515,787